SCHEDULE OF ACCRUED EXPENSES (Details) - USD ($)	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Payables and Accruals [Abstract]
Accrued Wages	$ 69,007	$ 22,950	$ 25,654
Accrued Interest and other	53,607	135,662	477,941
Accrued Interest and other	$ 122,614	$ 158,612	$ 503,595